Income Tax Effects Allocated to and Cumulative Balance of Accumulated Other Comprehensive Income (loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 3,749	$ 1,408	$ (445)	$ (2,585)
Pretax amount	(17,280)	4,441	2,272	5,397
Tax effect	(1,605)	2,100	419	3,257
Net-of-tax	(15,675)	2,341	1,853	2,140
Ending Balance	(11,926)	3,749	1,408	(445)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	2,004	3,332	(186)
Pretax amount	(17,143)	(295)	4,875
Tax effect	(1,547)	1,033	1,357
Net-of-tax	(15,596)	(1,328)	3,518
Ending Balance	(13,592)	2,004	3,332
Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending Balance	28	28	28	28
Change in Accumulated OCI Related to postretirement healthcare plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(56)	(1,952)	(287)
Pretax amount	921	1,926	(2,603)
Tax effect	332	30	(938)
Net-of-tax	589	1,896	(1,665)
Ending Balance	533	(56)	(1,952)
Gain on available for sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	1,773
Pretax amount	(1,058)	2,810
Tax effect	(390)	1,037
Net-of-tax	(668)	1,773
Ending Balance	$ 1,105	$ 1,773